SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2023
Segment Reporting [Abstract]
Summary of Total Revenues by Geographic Area	The following table presents total revenues by geographic area for the years indicated.

The Intra-companies revenues have been eliminated in this geographic information to reflect the external business conducted in each geographic region. The geographic analysis presented below is based on the location of the subsidiaries in which the transactions are recorded. This geographic information does not reflect the way the Company’s business is managed.

	For the years ended December 31,
	2021	2022	2023
	US$	US$	US$
Revenue
The Cayman Island	3,038,882	2,589,817	3,620,687
New Zealand	187,452,225	116,254,749	117,335,988
The United States	17,413,038	27,816,835	71,919,756
Singapore	52,696,503	70,608,581	66,705,363
Others	3,887,514	8,095,565	12,925,801
Total Revenues	264,488,162	225,365,547	272,507,595